Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main items related to operating activities
Accounts receivable	$ 17,270	$ 14,893	$ 12,213
Recoverable taxes	4,090	4,029	3,180
Other operating receivables	9,733	9,336	10,218
Prepaid expenses	837	786	1,399
Other current assets	64	59	38
Other current assets	14,724	14,210	14,835
Gross value/Cost
Main items related to operating activities
Accounts receivable	17,894	15,469	12,809
Recoverable taxes	4,090	4,029	3,180
Other operating receivables	10,306	9,797	10,618
Prepaid expenses	837	786	1,399
Other current assets	64	59	38
Other current assets	15,297	14,671	15,235
Valuation allowance/Cumulative impairments
Main items related to operating activities
Accounts receivable	(624)	(576)	(596)
Other operating receivables	(573)	(461)	(400)
Other current assets	$ (573)	$ (461)	$ (400)